Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,064	$ 829
Less: Accumulated depreciation and amortization		(723)	(776)
Property and equipment, net	362	341	53
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		945	714
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		79	88
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		8	8
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 32	$ 19